PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES
NOTE 3        -     PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2012	2013

Advances to suppliers	$1,449	$855
Income/corporate taxes	1,605	2,184
VAT and consumption tax	1,585	2,931
Prepaid expenses	1,047	579
Restricted deposits	706	454
Fair value of financial derivatives	1,292	276
Other	2,954	2,915
	$10,638	$10,194